Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Reconciliation of the Company's business segments to the consolidated financial statements
The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2013:
Net revenues	$76,208	$65,618	$—	$(15,065)	$126,761
Gross profit	4,237	20,112	—	(566)	23,783
Operating profit	3,086	6,268	(751)	(566)	8,037
Depreciation and amortization	560	1,217	93	—	1,870
Total assets	38,343	30,191	4,420	(1,428)	71,526
Goodwill	19,658	6,884	—	—	26,542
Additions to property and equipment	313	1,610	61	—	1,984
2012:
Net revenues	$73,444	$63,641	$—	$(13,965)	$123,120
Gross profit	3,808	19,091	—	(411)	22,488
Operating profit	2,679	5,636	(694)	(411)	7,210
Depreciation and amortization	517	1,153	83	—	1,753
Total assets	36,057	29,492	1,408	(736)	66,221
Goodwill	19,646	6,749	—	—	26,395
Additions to property and equipment	422	1,555	53	—	2,030
2011:
Net revenues	$58,874	$59,579	$—	$(11,373)	$107,080
Gross profit	3,279	17,469	—	(186)	20,562
Operating profit	2,220	4,913	(616)	(186)	6,331
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,632	1,121	(605)	64,852
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872

(1)
Net revenues of the Pharmacy Services Segment include approximately $7.9 billion, $8.4 billion and $7.9 billion of Retail co-payments for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)
Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $4.3 billion, $3.4 billion and $2.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively; gross profit and operating profit of $566 million, $411 million and $186 million for the years ended December 31, 2013, 2012 and 2011, respectively.